Schedule of Investments (unaudited)
June 30, 2026
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
Boeing Co. (The)(a)	286,923	$ 62,110,222
General Electric Co.	602,143	225,038,903
Howmet Aerospace, Inc.	232,069	62,394,071
Lockheed Martin Corp.	118,419	60,329,744
TransDigm Group, Inc.	16,430	21,885,417
		431,758,357
Automobiles — 4.6%
Tesla, Inc.(a)	1,846,622	776,689,213
Banks — 0.4%
Bank of America Corp.	262,679	14,967,449
Citigroup, Inc.	153,972	21,549,921
NU Holdings Ltd., Class A(a)	2,021,433	27,006,345
		63,523,715
Beverages — 0.3%
Coca-Cola Co. (The)	260,153	21,142,634
Monster Beverage Corp.(a)	186,503	17,926,668
PepsiCo, Inc.	94,089	12,739,651
		51,808,953
Biotechnology — 0.6%
AbbVie, Inc.	82,357	20,724,315
Amgen, Inc.	222,590	80,604,291
		101,328,606
Broadline Retail — 0.7%
Amazon.com, Inc.(a)	472,218	112,548,438
Building Products — 0.4%
Johnson Controls International PLC	22,852	3,338,906
Trane Technologies PLC	128,791	63,256,987
		66,595,893
Capital Markets — 0.6%
Bank of New York Mellon Corp. (The)	24,881	3,598,041
Blackstone, Inc., Class A	343,122	40,375,166
Brookfield Asset Management Ltd., Class A	206,178	9,247,083
Charles Schwab Corp. (The)	71,445	6,592,230
Interactive Brokers Group, Inc., Class A	101,032	8,793,825
KKR & Co., Inc., Class A	87,415	8,022,949
Moody’s Corp.	40,492	18,339,637
		94,968,931
Chemicals — 0.1%
Sherwin-Williams Co. (The)	35,600	12,257,792
Commercial Services & Supplies — 0.3%
Cintas Corp.	198,789	33,810,033
Waste Management, Inc.	58,414	13,019,312
		46,829,345
Communications Equipment — 0.9%
Arista Networks, Inc.(a)	608,806	103,423,963
Ciena Corp.(a)	82,032	40,241,618
Motorola Solutions, Inc.	36,713	15,246,542
		158,912,123
Construction & Engineering — 0.4%
Quanta Services, Inc.	87,015	62,654,281
Consumer Finance — 0.2%
American Express Co.	90,121	30,483,428
Security	Shares	Value
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	113,155	$ 105,853,108
Walmart, Inc.	219,729	24,886,506
		130,739,614
Diversified Telecommunication Services — 0.3%
Space Exploration Technologies Corp., Class A(a)(b)	278,851	47,644,482
Electric Utilities — 0.0%
Constellation Energy Corp.	12,475	3,098,416
Electrical Equipment — 1.9%
Bloom Energy Corp., Class A(a)	156,468	47,362,864
Eaton Corp. PLC	35,014	14,920,166
GE Vernova, Inc.	156,862	184,290,889
Vertiv Holdings Co., Class A	223,655	74,884,167
		321,458,086
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	715,023	126,072,855
Corning, Inc.	460,916	117,731,774
		243,804,629
Entertainment — 1.3%
Netflix, Inc.(a)	2,445,973	174,642,472
Spotify Technology SA(a)	92,081	42,277,150
		216,919,622
Financial Services — 3.4%
Mastercard, Inc., Class A	470,925	241,867,080
Visa, Inc., Class A	962,606	330,260,493
		572,127,573
Ground Transportation — 0.1%
Uber Technologies, Inc.(a)	112,599	8,125,144
Union Pacific Corp.	23,413	6,368,336
		14,493,480
Health Care Equipment & Supplies — 0.5%
Intuitive Surgical, Inc.(a)	205,504	81,724,831
Health Care Providers & Services — 0.3%
McKesson Corp.	67,028	50,646,357
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(a)	241,069	34,496,974
Booking Holdings, Inc.	451,315	80,442,386
DoorDash, Inc., Class A(a)	218,478	40,315,745
Hilton Worldwide Holdings, Inc.	130,096	42,991,524
Marriott International, Inc., Class A	95,004	35,207,532
Starbucks Corp.	365,504	37,350,854
		270,805,015
Household Products — 0.1%
Colgate-Palmolive Co.	199,797	18,317,389
Industrial Conglomerates — 0.0%
3M Co.	42,431	6,870,003
Interactive Media & Services — 15.2%
Alphabet, Inc., Class A	3,019,578	1,079,106,590
Alphabet, Inc., Class C, NVS	2,463,987	870,600,527
Meta Platforms, Inc., Class A	1,105,286	622,596,551
		2,572,303,668
Machinery — 1.9%
Caterpillar, Inc.	264,812	281,998,299
Cummins, Inc.	36,494	26,027,886
Illinois Tool Works, Inc.	48,743	13,183,519
		321,209,704

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Top 200 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 0.0%
Southern Copper Corp.	12,317	$ 2,146,360
Oil, Gas & Consumable Fuels — 0.0%
Valero Energy Corp.	20,734	5,399,963
Pharmaceuticals — 3.3%
Eli Lilly & Co.	472,978	567,304,003
Professional Services — 0.1%
Automatic Data Processing, Inc.	85,910	19,239,545
Semiconductors & Semiconductor Equipment — 35.2%
Advanced Micro Devices, Inc.(a)	948,266	550,857,202
Analog Devices, Inc.	20,176	8,013,302
Applied Materials, Inc.	462,164	334,144,572
Broadcom, Inc.	2,527,107	954,614,669
KLA Corp.	762,570	230,074,995
Lam Research Corp.	728,584	315,717,305
Marvell Technology, Inc.	508,510	151,480,044
Micron Technology, Inc.	714,819	825,108,423
Monolithic Power Systems, Inc.	27,561	38,099,224
NVIDIA Corp.	11,985,399	2,398,158,486
Texas Instruments, Inc.	530,132	158,016,445
		5,964,284,667
Software — 9.6%
Adobe, Inc.(a)	164,085	33,640,707
AppLovin Corp., Class A(a)	139,906	72,083,768
Cadence Design Systems, Inc.(a)	160,767	60,339,070
Crowdstrike Holdings, Inc., Class A(a)	146,287	111,637,461
Fortinet, Inc.(a)	353,343	54,280,552
Intuit, Inc.	49,683	12,967,263
Microsoft Corp.	2,070,791	772,446,459
Oracle Corp.	999,171	146,428,510
Palantir Technologies, Inc., Class A(a)	1,294,565	151,036,899
Palo Alto Networks, Inc.(a)	470,101	160,313,843
ServiceNow, Inc.(a)	598,290	59,398,231
		1,634,572,763
Specialized REITs — 0.2%
American Tower Corp.	175,844	28,762,803
Public Storage	10,463	3,330,478
		32,093,281
Security	Shares	Value
Specialty Retail — 1.5%
AutoZone, Inc.(a)	1,302	$ 4,161,114
Carvana Co., Class A(a)	404,118	26,599,047
Home Depot, Inc. (The)	430,424	151,801,936
Ross Stores, Inc.	160,557	34,174,557
TJX Cos., Inc. (The)	294,423	44,605,085
		261,341,739
Technology Hardware, Storage & Peripherals — 9.1%
Apple Inc.	4,175,898	1,208,337,845
Dell Technologies, Inc., Class C	20,735	8,946,323
Sandisk Corp.(a)	84,821	192,860,052
Western Digital Corp.	197,055	125,862,970
		1,536,007,190
Total Long-Term Investments — 99.8% (Cost: $12,062,281,075)		16,904,911,455
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	37,657,108	37,668,405
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	27,716,229	27,716,229
Total Short-Term Securities — 0.4% (Cost: $65,384,634)		65,384,634
Total Investments — 100.2% (Cost: $12,127,665,709)		16,970,296,089
Liabilities in Excess of Other Assets — (0.2)%		(35,104,755)
Net Assets — 100.0%		$ 16,935,191,334

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Top 200 Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 8,106,430	$ 29,561,696 (a)	$ —	$ (381)	$ 660	$ 37,668,405	37,657,108	$ 3,369 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	24,679,836	3,036,393 (a)	—	—	—	27,716,229	27,716,229	265,863	—
				$ (381)	$ 660	$ 65,384,634		$ 269,232	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index	113	09/18/26	$ 28,513	$ 865,448
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2026
iShares® Russell Top 200 Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 16,904,911,455	$ —	$ —	$ 16,904,911,455
Short-Term Securities
Money Market Funds	65,384,634	—	—	65,384,634
	$ 16,970,296,089	$ —	$ —	$ 16,970,296,089
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 865,448	$ —	$ —	$ 865,448

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust